Label	Element	Value
RiskReturnAbstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2018
Registrant Name	dei_EntityRegistrantName	Delaware Group Foundation Funds
EntityCentralIndexKey	dei_EntityCentralIndexKey	0001048133
AmendmentFlag	dei_AmendmentFlag	false
DocumentCreationDate	dei_DocumentCreationDate	Nov. 28, 2018
DocumentEffectiveDate	dei_DocumentEffectiveDate	Nov. 28, 2018
ProspectusDate	rr_ProspectusDate	Jul. 30, 2018